COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Thousands, R$ in Millions	1 Months Ended
	Oct. 31, 2018 BRL (R$)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of contingent liabilities [line items]
Judicial Deposit				$ 281				$ 302
Estimate of cost to settle the claim				20,000
Compensation to each defendant for collective nonpecuniary loss to Amapas citizens and Brazilians in general | R$					R$ 8.0
Total commitments of bond requirement				10,900
Great panther [Member]
Disclosure of contingent liabilities [line items]
Remediation bond agreement				20,000
Fines and Sanctions [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights											$ 1,500
Certain civil lawsuits filed by individuals and former suppliers [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights				400
Various claims related to Brazil indirect taxes and labour matters [Member]
Disclosure of contingent liabilities [line items]
Other provisions						$ 1,800			$ 1,600
Escrow cash deposits				300				300
Environmental damages [Member]
Disclosure of contingent liabilities [line items]
Interest And Inflation To State Environmental Fund		$ 1,200	R$ 6.0
Updated value of fine payable including interest and inflation				5,800	31.6
Cyanide Usage [Member]
Disclosure of contingent liabilities [line items]
Amount of fine payable excluding interest and inflation | R$	R$ 4.0
Cyanide Usage [Member] | Maximum
Disclosure of contingent liabilities [line items]
Period to stop usage of cyanide in production process	1 year
Environmental fines and penalties and judicial claims
Disclosure of contingent liabilities [line items]
Total amount of claims to be paid				15,300
Accrued amount of claims				3,400
December 2021 SEMA Notices of Infraction
Disclosure of contingent liabilities [line items]
Aggregate fines imposed				9,000	R$ 50.0
Nyrstar N. V. [Member]
Disclosure of contingent liabilities [line items]
Remediation bond agreement				6,500			$ 9,700			$ 7,000
Outstanding fines or sanctions settled											4,000
Total commitments of bond requirement				$ 6,500				$ 4,400
Nyrstar N. V. [Member] | Maximum
Disclosure of contingent liabilities [line items]
Outstanding fines or sanctions settled											$ 4,000